SECURED BORROWINGS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Principal amount	¥ 963,700
Secured borrowings is included in amount due to related parties	195,800
Secured borrowing	767,900	$ 111,335	¥ 1,028,600
Yichuang Financial Leasing
Debt Instrument [Line Items]
Principal amount	0		541,600
Creditor's right of certain financial receivables transferred	¥ 0		¥ 550,000
Minimum | Yichuang Financial Leasing
Debt Instrument [Line Items]
Remaining lease terms	1 year	1 year
Term of debt	1 year
Maximum | Yichuang Financial Leasing
Debt Instrument [Line Items]
Remaining lease terms	3 years	3 years
Term of debt	3 years